Loan Receivables - Schedule of Provision for Loss Allowance Based on Past Due Status (Details) - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	RM 510,281	RM 272,225
Not past due [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	460,365	237,382
1 to 30 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	4,526	31,125
31-60 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	21,139	3,102
61-210 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	21,492	616
211 – 240 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	2,759
Over 241 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL